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Bridge Builder Core Plus Bond Fund
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Supplement [Text Block]	ck0001567101_SupplementTextBlock
BRIDGE BUILDER TRUST

Bridge Builder Core Plus Bond Fund

Supplement dated April 28, 2017

to the Prospectus

dated October 28, 2016,

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

On May 1, 2017, Pacific Investment Management Company LLC will begin managing the portion of Fund assets previously allocated to Janus Capital Management, LLC.  Therefore, the following changes will become effective for the Bridge Builder Trust prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	Bridge Builder Core Plus Bond Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
1.   The fourth paragraph under the sub-section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Core Plus Bond Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets allocated to each Sub-adviser. The Adviser currently allocates Fund assets to the following Sub-advisers: Pacific Investment Management Company LLC (“PIMCO”), Loomis Sayles & Company, L.P. (“Loomis Sayles”), Metropolitan West Asset Management, LLC (“MetWest”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.

2.   The subsection entitled "Janus' Investment Strategies" under the section entitled "Summary Section – Bridge Builder Core Plus Bond Fund – Principal Investment Strategies" is hereby deleted and replaced with the following:

PIMCO's Principal Investment Strategies

In selecting securities for its allocated portion of the Fund, PIMCO seeks to achieve the Fund's investment objectives by investing in a multi-sector portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as futures contracts or swap agreements. "Fixed Income Instruments" include securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; bank capital and trust preferred securities; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements on Fixed Income Instruments; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. PIMCO will seek maximum total return, consistent with preservation of capital and prudent investment management by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies.